OPERATING LEASES - LESSEE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Operating Leases - Lessee
Lessee, Operating Lease, Term of Contract	5 years	5 years
Operating Lease, Liability, Current	$ 89,261	$ 89,003
Operating Lease, Liability, Noncurrent	164,720	182,649	$ 251,214
Operating Lease, Liability	253,980	271,652
Operating Lease, Cost	$ 21,963	$ 87,850.64